Wireless Device Payment Plans - Activity in Allowance for Credit Losses for Device Payment Plan Agreement Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 597	$ 848
Bad debt expense	915	459
Write-offs	(1,040)	(710)
Ending balance	$ 472	$ 597